MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.Two World Trade Center

LETTER TO THE SHAREHOLDERS August 31, 2000              New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended August 31, 2000, inflation moderated while growth in the economy continued to be robust. A confluence of events early in the period raised concerns about a slowdown in the deployment of new technology, which in turn led to a sharp correction in the Nasdaq and new-economy stocks. First, the Department of Justice moved to split up Microsoft to prevent it from using its monopoly power to restrain competition. Second, President Clinton spoke of potential controls on the patenting of intellectual property in the genomics area. The Federal Reserve Board raised the federal funds rate a total of 75 basis points during the first half of the period, prompted by continued evidence that the economy was on the verge of overheating. In the latter half of the period, the economy began to show signs of deceleration, as retail sales, construction spending and employment registered weaker numbers than expected. With the Fed keeping rates unchanged at the most recent meeting of the Federal Open Market Committee, we are optimistic that the economy will achieve a soft landing.

PERFORMANCE AND PORTFOLIO

For the six-month period ended August 31, 2000, Morgan Stanley Dean Witter Dividend Growth Securities' Class B shares posted a total return of 11.71 percent, essentially right in line with the 11.72 percent return for the Standard & Poor's 500 Index (S&P 500).* For the same period the Fund's Class A, C and D shares returned 12.10 percent, 11.66 percent and 12.23 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

---------------------
*The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

Since its inception, the Fund has utilized a screening process that seeks to identify undervalued stocks that have a record of paying dividends and the potential for increasing dividends. During the period, the Fund's screening process led to overweightings in basic materials, capital goods, energy and utilities, which currently enjoy strong cash flows and attractive dividend yields. The Fund remained underweighted in high-technology stocks, which experienced severe volatility during the period.

Throughout the Fund's 19-year history, growth and value investing styles have periodically rotated in and out of favor. In recent years, growth stocks have clearly dominated. During the period under review, however, the market witnessed a reversal in this trend, as value stocks outperformed growth stocks. This turnaround contributed positively to the Fund's performance.

While maintaining its commitment to its value-oriented methodology, the Fund has implemented several changes in response to the growing role that the Internet and e-commerce play in the global economy. Since late last year, the Fund has shifted its emphasis toward traditional companies that have made serious commitments to e-commerce. We believe this added focus on "bricks and clicks" companies will enable the Fund to participate more fully in the new economy while maintaining a diversified portfolio of high quality, dividend-paying stocks.

Portfolio holdings liquidated during the period included Abbott Laboratories, Armstrong World Industries, Brunswick, Burlington Resources, Conagra, Crown Cork & Seal, Fluor, Gillette, Hercules, International Flavors and Fragrances, Lockheed Martin, May Department Stores, Raytheon, U.S. Tobacco and Winn Dixie Stores. A new portfolio position was initiated in Electronic Data Systems. At the end of the period, the Fund was invested in 77 equity issues spread among 39 different industry groups.

LOOKING AHEAD

Going forward, we believe that the outlook for the financial markets and the economy is favorable. As inflation seems poised to remain low, we believe that the strength in the economy has finally begun to wane as well. Because of these developments, we do not anticipate that we will see any further interest-rate tightening in the near future.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

We appreciate your ongoing support of Morgan Stanley Dean Witter Dividend Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

FUND PERFORMANCE August 31, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                CLASS A SHARES*
--------------------------------------------------------
PERIOD ENDED 8/31/00
-------------------------
1 Year                      (7.07)%(1)        (11.95)%(2)
Since Inception (7/28/97)    5.62 %(1)          3.79 %(2)

                CLASS C SHARES+
--------------------------------------------------------
PERIOD ENDED 8/31/00
-------------------------
1 Year                      (7.78)%(1)        (8.62)%(2)
Since Inception (7/28/97)    4.82 %(1)         4.82 %(2)

               CLASS B SHARES**
-----------------------------------------------
PERIOD ENDED 8/31/00
-------------------------
1 Year                      (7.64)%(1)       (11.88)%(2)
5 Years                     13.47 %(1)        13.23 %(2)
10 Years                    13.78 %(1)        13.78 %(2)

               CLASS D SHARES++
--------------------------------------------------------
PERIOD ENDED 8/31/00
-------------------------
1 Year                      (6.86)%(1)
Since Inception (7/28/97)    5.87 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum contingent deferred sales charge for Class C
     shares is 1% for shares redeemed within one year of
     purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited)

      NUMBER OF
       SHARES                                            VALUE
-------------------------------------------------------------------
                        COMMON STOCKS (96.3%)
                        Aerospace & Defense (0.8%)
      2,500,000         Goodrich (B.F.) Co.
                         (The)....................  $   102,031,250
                                                    ---------------

                        Aluminum (3.2%)
      3,750,000         Alcan Aluminium Ltd.
                         (Canada).................      123,046,875
      9,000,000         Alcoa, Inc. ..............      299,250,000
                                                    ---------------
                                                        422,296,875
                                                    ---------------
                        Apparel/Footwear (0.4%)
      2,500,000         VF Corp. .................       57,187,500
                                                    ---------------

                        Auto Parts - O.E.M. (2.7%)
      2,200,000         Dana Corp. ...............       54,312,500
      5,500,000         Delphi Automotive Systems
                         Corp. ...................       90,406,250
      2,050,000         Johnson Controls, Inc. ...      109,546,875
      2,250,000         TRW Inc. .................      102,796,875
                                                    ---------------
                                                        357,062,500
                                                    ---------------

                        Automotive Aftermarket (0.4%)
      2,250,000         Goodyear Tire & Rubber Co.
                         (The)....................       52,593,750
                                                    ---------------

                        Beverages - Non-Alcoholic (3.1%)
      3,650,000         Coca-Cola Co. ............      192,081,250
      4,800,000         PepsiCo, Inc. ............      204,600,000
                                                    ---------------
                                                        396,681,250
                                                    ---------------

                        Chemicals - Major Diversified (2.2%)
      4,575,000         Dow Chemical Co. (The)....      119,807,812
      3,800,000         Du Pont (E.I.) de Nemours
                         & Co., Inc. .............      170,525,000
                                                    ---------------
                                                        290,332,812
                                                    ---------------

                        Computer Processing Hardware (3.8%)
      1,525,000         Hewlett-Packard Co. ......      184,143,750
      2,300,000         International Business
                         Machines Corp. ..........      303,600,000
                                                    ---------------
                                                        487,743,750
                                                    ---------------

                        Department Stores (0.8%)
      3,200,000         Sears, Roebuck & Co. .....       99,800,000
                                                    ---------------

                        Discount Stores (1.7%)
      9,600,000         Target Corp. .............      223,200,000
                                                    ---------------

      NUMBER OF
       SHARES                                            VALUE
-------------------------------------------------------------------

                        Electric Utilities (4.8%)
        800,000         Dominion Resources,
                         Inc. ....................  $    42,400,000
      2,350,000         FPL Group, Inc. ..........      125,431,250
      3,150,000         GPU, Inc. ................       96,468,750
      4,600,000         Reliant Energy, Inc. .....      170,775,000
      4,100,000         Unicom Corp. .............      187,318,750
                                                    ---------------
                                                        622,393,750
                                                    ---------------

                        Electronic Equipment/Instruments (0.7%)
      6,000,000         Xerox Corp. ..............       96,375,000
                                                    ---------------

                        Electronics/Appliances (0.6%)
      2,100,000         Whirlpool Corp. ..........       79,800,000
                                                    ---------------

                        Finance/Rental/Leasing (6.5%)
      3,800,000         Associates First Capital
                         Corp. (Class A)..........      106,875,000
      3,600,000         Fannie Mae................      193,500,000
      4,050,000         Household International,
                         Inc. ....................      194,400,000
      2,650,000         Providian Financial
                         Corp. ...................      304,584,375
      2,100,000         Ryder System, Inc. .......       40,293,750
                                                    ---------------
                                                        839,653,125
                                                    ---------------

                        Food Distributors (1.8%)
      3,600,000         Supervalu, Inc. ..........       53,775,000
      4,250,000         SYSCO Corp. ..............      179,828,125
                                                    ---------------
                                                        233,603,125
                                                    ---------------

                        Food Retail (0.1%)
        567,900         Albertson's, Inc. ........       12,209,850
                                                    ---------------

                        Food - Major Diversified (1.5%)
      2,900,000         Quaker Oats Company
                         (The)....................      197,018,750
                                                    ---------------

                        Forest Products (0.9%)
      2,600,000         Weyerhaeuser Co. .........      120,412,500
                                                    ---------------

                        Household/Personal Care (4.5%)
      5,750,000         Avon Products, Inc. ......      225,328,125
      2,625,000         Kimberly-Clark Corp. .....      153,562,500
      3,450,000         Procter & Gamble Co.
                         (The)....................      213,253,125
                                                    ---------------
                                                        592,143,750
                                                    ---------------

                        Industrial Conglomerates (9.0%)
      5,200,000         General Electric Co. .....      305,175,000
      3,650,000         Honeywell International,
                         Inc. ....................      140,753,125

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued


      NUMBER OF
       SHARES                                            VALUE
-------------------------------------------------------------------
      1,884,000         Minnesota Mining &
                         Manufacturing Co. .......  $   175,212,000
      4,300,000         Tyco International Ltd.
                         (Bermuda)................      245,100,000
      4,900,000         United Technologies
                         Corp. ...................      305,943,750
                                                    ---------------
                                                      1,172,183,875
                                                    ---------------

                        Industrial Specialties (0.6%)
      2,000,000         PPG Industries, Inc. .....       81,000,000
                                                    ---------------

                        Information Technology Services (0.7%)
      1,950,000         Electronic Data Systems
                         Corp. ...................       97,134,375
                                                    ---------------

                        Integrated Oil (5.9%)
      4,450,000         BP Amoco PLC (ADR)........      245,862,500
      3,550,000         Exxon Mobil Corp. ........      289,768,750
      3,700,000         Royal Dutch Petroleum Co.
                         (ADR) (Netherlands)......      226,393,750
                                                    ---------------
                                                        762,025,000
                                                    ---------------

                        Life/Health Insurance (4.0%)
      2,950,000         Aegon N.V. (ARS)
                         (Netherlands)............      115,787,500
      2,400,000         Jefferson-Pilot Corp. ....      158,850,000
      4,500,000         Lincoln National Corp. ...      243,000,000
                                                    ---------------
                                                        517,637,500
                                                    ---------------

                        Major Banks (5.1%)
      6,000,000         Bank of America Corp. ....      321,375,000
      4,950,000         KeyCorp. .................       99,928,125
      1,425,000         Morgan (J.P.) & Co.,
                         Inc. ....................      238,242,188
                                                    ---------------
                                                        659,545,313
                                                    ---------------

                        Major Telecommunications (2.1%)
      6,150,000         Verizon Communications....      268,293,750
                                                    ---------------
                        Managed Health Care (0.6%)
      1,300,000         Aetna Inc. ...............       72,718,750
                                                    ---------------

                        Motor Vehicles (3.5%)
      2,150,000         DaimlerChrysler AG
                         (Germany)................      111,934,375
      6,500,000         Ford Motor Co. ...........      157,218,750
      2,550,000         General Motors Corp. .....      184,078,125
                                                    ---------------
                                                        453,231,250
                                                    ---------------

                        Office Equipment/Supplies (1.3%)
      4,600,000         Pitney Bowes, Inc. .......      168,187,500
                                                    ---------------

      NUMBER OF
       SHARES                                            VALUE
-------------------------------------------------------------------

                        Oil & Gas Pipelines (4.9%)
      5,450,000         El Paso Energy Corp. .....  $   317,462,500
      3,700,000         Enron Corp. ..............      314,037,500
                                                    ---------------
                                                        631,500,000
                                                    ---------------

                        Oil & Gas Production (0.9%)
      1,900,000         Kerr-McGee Corp. .........      120,056,250
                                                    ---------------

                        Oil Refining/Marketing (1.6%)
      2,500,000         Sunoco, Inc. .............       67,968,750
      4,900,000         USX-Marathon Group........      134,443,750
                                                    ---------------
                                                        202,412,500
                                                    ---------------

                        Other Metals/Minerals (0.6%)
      1,750,000         Phelps Dodge Corp. .......       77,875,000
                                                    ---------------

                        Pharmaceuticals - Major (8.2%)
      5,400,000         American Home Products
                         Corp. ...................      292,612,500
      5,450,000         Bristol-Myers Squibb
                         Co. .....................      288,850,000
      3,500,000         Pharmacia Corp. ..........      204,968,750
      6,850,000         Schering-Plough Corp. ....      274,856,250
                                                    ---------------
                                                      1,061,287,500
                                                    ---------------

                        Pulp & Paper (1.2%)
      2,600,000         International Paper
                         Co. .....................       82,875,000
      2,950,000         Mead Corp. ...............       79,096,875
                                                    ---------------
                                                        161,971,875
                                                    ---------------

                        Railroads (1.3%)
      4,550,000         Burlington Northern
                         Santa Fe Corp. ..........      101,806,250
      2,600,000         CSX Corp. ................       62,075,000
                                                    ---------------
                                                        163,881,250
                                                    ---------------

                        Recreational Products (1.0%)
      2,150,000         Eastman Kodak Co. ........      133,837,500
                                                    ---------------

                        Semiconductors (1.6%)
      2,850,000         Intel Corp. ..............      213,393,750
                                                    ---------------

                        Trucks/Construction/Farm Machinery (1.7%)
      2,350,000         Caterpillar, Inc. ........       86,362,500
      4,150,000         Deere & Co. ..............      136,690,625
                                                    ---------------
                                                        223,053,125
                                                    ---------------
                        TOTAL COMMON STOCKS
                        (Cost $5,862,878,356).....   12,523,765,600
                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued

      PRINCIPAL
      AMOUNT IN
      THOUSANDS                                          VALUE
-------------------------------------------------------------------
                        SHORT-TERM INVESTMENTS (3.5%)
                        U.S. GOVERNMENT AGENCY (a) (3.5%)
     $  449,200         Federal National Mortgage Assoc.
                         6.53% due 09/01/00
                         (Cost $449,200,000)......  $   449,200,000
                                                    ---------------

                        REPURCHASE AGREEMENT (0.0%)
            367         The Bank of New York
                         6.4375% due 09/01/00
                         (dated 08/31/00; proceeds
                         $367,224) (b)
                         (Cost $367,159)..........          367,159
                                                    ---------------

                        TOTAL SHORT-TERM
                         INVESTMENTS
                         (Cost $449,567,159)......      449,567,159
                                                    ---------------


TOTAL INVESTMENTS
(Cost $6,312,445,515) (c)......    99.8%     12,973,332,759

OTHER ASSETS IN EXCESS OF
LIABILITIES....................     0.2          24,101,470
                                  -----     ---------------

NET ASSETS.....................   100.0%    $12,997,434,229
                                  =====     ===============

---------------------

 ADR   American Depository Receipt.
 ARS   American Registered Shares.
 (a)   Purchased on a discount basis. The interest
       rate shown has been adjusted to reflect a
       money market equivalent yield.
 (b)   Collateralized by $167,407 U.S. Treasury Bill
       due 09/21/00 valued at $167,407; $38,373 U.S.
       Treasury Bond 5.50% due 08/15/28 valued at
       $38,470; and $164,848 U.S. Treasury Note 5.50%
       due 03/31/03 valued at $168,696.
 (c)   The aggregate cost for federal income tax
       purposes approximates the aggregate cost for
       book purposes. The aggregate gross unrealized
       appreciation is $6,983,584,331 and the
       aggregate gross unrealized depreciation is
       $322,697,087, resulting in net unrealized
       appreciation of $6,660,887,244.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000 (unaudited)

ASSETS:
Investments in securities, at value
 (cost $6,312,445,515)................  $12,973,332,759
Receivable for:
    Dividends.........................       42,547,033
    Investments sold..................       18,617,554
    Capital stock sold................        4,001,880
Prepaid expenses and other assets.....          252,840
                                        ---------------
    TOTAL ASSETS......................   13,038,752,066
                                        ---------------
LIABILITIES:
Payable for:
    Capital stock repurchased.........       26,241,251
    Plan of distribution fee..........       10,024,258
    Investment management fee.........        4,206,967
Payable to bank.......................            1,984
Accrued expenses and other payables...          843,377
                                        ---------------
    TOTAL LIABILITIES.................       41,317,837
                                        ---------------
    NET ASSETS........................  $12,997,434,229
                                        ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital.......................  $ 5,517,605,688
Net unrealized appreciation...........    6,660,887,244
Accumulated undistributed net
 investment income....................       34,627,187
Accumulated undistributed net realized
 gain.................................      784,314,110
                                        ---------------
    NET ASSETS........................  $12,997,434,229
                                        ===============
CLASS A SHARES:
Net Assets............................     $225,412,645
Shares Outstanding (500,000,000 shares
 authorized, $.01 par value)..........        4,246,815
    NET ASSET VALUE PER SHARE.........           $53.08
                                                 ======
    MAXIMUM OFFERING PRICE PER SHARE,
      (net asset value plus 5.54% of
      net asset value)................           $56.02
                                                 ======
CLASS B SHARES:
Net Assets............................  $12,187,476,666
Shares Outstanding (500,000,000 shares
 authorized, $.01 par value)..........      229,666,111
    NET ASSET VALUE PER SHARE.........           $53.07
                                                 ======
CLASS C SHARES:
Net Assets............................     $136,805,186
Shares Outstanding (500,000,000 shares
 authorized, $.01 par value)..........        2,585,178
    NET ASSET VALUE PER SHARE.........           $52.92
                                                 ======
CLASS D SHARES:
Net Assets............................     $447,739,732
Shares Outstanding (500,000,000 shares
 authorized, $.01 par value)..........        8,427,484
    NET ASSET VALUE PER SHARE.........           $53.13
                                                 ======

STATEMENT OF OPERATIONS
For the six months ended August 31, 2000 (unaudited)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $622,362 foreign
 withholding tax)......................  $  157,081,542
Interest...............................      12,992,155
                                         --------------

    TOTAL INCOME.......................     170,073,697
                                         --------------

EXPENSES
Plan of distribution fee (Class A
 shares)...............................         289,648
Plan of distribution fee (Class B
 shares)...............................      59,709,110
Plan of distribution fee (Class C
 shares)...............................         711,641
Investment management fee..............      25,748,002
Transfer agent fees and expenses.......       6,196,261
Custodian fees.........................         359,777
Shareholder reports and notices........         321,457
Registration fees......................          96,126
Professional fees......................          32,148
Directors' fees and expenses...........           9,134
Other..................................          17,781
                                         --------------

    TOTAL EXPENSES.....................      93,491,085
                                         --------------

    NET INVESTMENT INCOME..............      76,582,612
                                         --------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain......................     785,042,786
Net change in unrealized
 appreciation..........................     646,021,298
                                         --------------

    NET GAIN...........................   1,431,064,084
                                         --------------

NET INCREASE...........................  $1,507,646,696
                                         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX       FOR THE YEAR
                                                     MONTHS ENDED          ENDED
                                                    AUGUST 31, 2000   FEBRUARY 29, 2000
---------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.............................  $    76,582,612    $   200,871,846
Net realized gain.................................      785,042,786      1,061,810,935
Net change in unrealized appreciation.............      646,021,298     (3,276,574,204)
                                                    ---------------    ---------------

    NET INCREASE (DECREASE).......................    1,507,646,696     (2,013,891,423)
                                                    ---------------    ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares................................       (2,131,691)        (4,193,005)
    Class B shares................................      (76,648,176)      (200,448,728)
    Class C shares................................         (761,014)        (1,483,355)
    Class D shares................................       (4,662,456)        (8,926,874)

Net realized gain
    Class A shares................................      (10,489,999)       (10,045,473)
    Class B shares................................     (574,440,605)      (665,653,684)
    Class C shares................................       (6,420,346)        (6,747,862)
    Class D shares................................      (20,074,795)       (18,321,098)
                                                    ---------------    ---------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS.............     (695,629,082)      (915,820,079)
                                                    ---------------    ---------------

Net decrease from capital stock transactions......   (1,439,277,693)    (2,367,310,250)
                                                    ---------------    ---------------

    NET DECREASE..................................     (627,260,079)    (5,297,021,752)

NET ASSETS:
Beginning of period...............................   13,624,694,308     18,921,716,060
                                                    ---------------    ---------------

    END OF PERIOD
    (Including undistributed net investment income
    of $34,627,187 and $42,247,912,
    respectively).................................  $12,997,434,229    $13,624,694,308
                                                    ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Dividend Growth Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued

(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued

exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; 0.425% to the portion of daily net assets exceeding $3 billion but not exceeding $4 billion; 0.40% to the portion of daily net assets exceeding $4 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $6 billion; 0.35% to the portion of daily net assets exceeding $6 billion but not exceeding $8 billion; 0.325% to the portion of daily net assets exceeding $8 billion but not exceeding $10 billion; 0.30% to the portion of daily net assets exceeding $10 billion but not exceeding $15 billion; and 0.275% to the portion of daily net assets exceeding $15 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $186,687,888 at August 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C,

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued

respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that the expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $7,151, $9,975,565 and $42,973, respectively and received $212,696 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2000 aggregated $158,761,648, and $2,467,729,747, respectively.

For the six months ended August 31, 2000, the Fund incurred $153,600 in brokerage commissions with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At August 31, 2000, the Fund's receivable for investments sold included unsettled trades with DWR of $1,344,468.

For the six months ended August 31, 2000, the Fund incurred brokerage commissions of $236,260 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended August 31, 2000 included in Directors' fees and expenses in the Statement of Operations amounted to $3,113. At August 31, 2000, the Fund had an accrued pension liability of $54,327, which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $380,000.

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                 FOR THE SIX                        FOR THE YEAR
                                                                 MONTHS ENDED                          ENDED
                                                               AUGUST 31, 2000                   FEBRUARY 29, 2000
                                                         ----------------------------       ----------------------------
                                                                 (unaudited)
                                                           SHARES          AMOUNT             SHARES          AMOUNT
                                                         -----------   --------------       -----------   --------------
CLASS A SHARES
Sold..................................................    1,061,618    $   57,527,666        1,994,969    $  122,849,690
Reinvestment of dividends and distributions...........      230,930        11,777,133          220,693        13,036,456
Redeemed..............................................   (1,329,362)      (70,969,461)      (1,709,414)     (101,555,287)
                                                        -----------   ---------------      -----------   ---------------
Net increase (decrease) -- Class A....................      (36,814)       (1,664,662)         506,248        34,330,859
                                                        -----------   ---------------      -----------   ---------------
CLASS B SHARES
Sold..................................................    6,946,698       375,381,559       25,790,072     1,605,655,514
Reinvestment of dividends and distributions...........   11,779,821       600,932,118       13,531,215       802,060,686
Redeemed..............................................   (45,951,197)  (2,425,098,210)      (82,531,778)  (4,828,912,064)
                                                        -----------   ---------------      -----------   ---------------
Net decrease -- Class B...............................   (27,224,678)  (1,448,784,533)      (43,210,491)  (2,421,195,864)
                                                        -----------   ---------------      -----------   ---------------
CLASS C SHARES
Sold..................................................      430,446        23,164,333        1,554,622        96,103,008
Reinvestment of dividends and distributions...........      136,481         6,941,300          135,281         7,959,717
Redeemed..............................................     (694,011)      (36,556,364)      (1,383,770)      (81,095,212)
                                                        -----------   ---------------      -----------   ---------------
Net increase (decrease) -- Class C....................     (127,084)       (6,450,731)         306,133        22,967,513
                                                        -----------   ---------------      -----------   ---------------
CLASS D SHARES
Sold..................................................    1,494,679        80,714,173        2,262,533       134,440,506
Reinvestment of dividends and distributions...........      466,085        23,808,577          446,610        26,500,428
Redeemed..............................................   (1,612,397)      (86,900,517)      (2,745,191)     (164,353,692)
                                                        -----------   ---------------      -----------   ---------------
Net increase (decrease) -- Class D....................      348,367        17,622,233          (36,048)       (3,412,758)
                                                        -----------   ---------------      -----------   ---------------
Net decrease in Fund..................................  (27,040,209)  $(1,439,277,693)     (42,434,158)  $(2,367,310,250)
                                                        ===========   ===============      ===========   ===============

6. FEDERAL INCOME TAX STATUS

As of February 29, 2000 the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                               FOR THE PERIOD
                                                      FOR THE SIX       FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                     MONTHS ENDED           ENDED               ENDED              THROUGH
                                                    AUGUST 31, 2000   FEBRUARY 29, 2000   FEBRUARY 28, 1999   FEBRUARY 28, 1998
-------------------------------------------------------------------------------------------------------------------------------
                                                      (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period..............       $50.11             $60.22              $58.39              $53.43
                                                         ------             ------              ------              ------

Income (loss) from investment operations:
 Net investment income............................         0.48               0.94                1.05                0.66
 Net realized and unrealized gain (loss)..........         5.46              (7.75)               3.58                5.22
                                                         ------             ------              ------              ------

Total income (loss) from investment operations....         5.94              (6.81)               4.63                5.88
                                                         ------             ------              ------              ------

Less dividends and distributions from:
 Net investment income............................        (0.51)             (0.99)              (1.02)              (0.67)
 Net realized gain................................        (2.46)             (2.31)              (1.78)              (0.25)
                                                         ------             ------              ------              ------

Total dividends and distributions.................        (2.97)             (3.30)              (2.80)              (0.92)
                                                         ------             ------              ------              ------

Net asset value, end of period....................       $53.08             $50.11              $60.22              $58.39
                                                         ======             ======              ======              ======

TOTAL RETURN+.....................................        12.10%(1)         (12.07)%              8.10%              11.15%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................         0.72%(2)(3)        0.67 %(3)           0.64%(3)            0.70%(2)

Net investment income.............................         1.74%(2)(3)        1.52 %(3)           1.76%(3)            2.09%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........     $225,413           $214,669            $227,457             $84,987

Portfolio turnover rate...........................            1%(1)              4 %                13%                  4%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

                                          FOR THE SIX         FOR THE YEAR ENDED FEBRUARY 28,
                                         MONTHS ENDED         -------------------------------
                                       AUGUST 31, 2000++       2000**++          1999++
---------------------------------------------------------------------------------------------
                                          (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of
 period..............................          $50.10              $60.18           $58.36
                                              -------             -------          -------

Income (loss) from investment
 operations:
 Net investment income...............            0.29                0.64             0.77
 Net realized and unrealized gain
   (loss)............................            5.46               (7.73)            3.58
                                              -------             -------          -------

Total income (loss) from investment
 operations..........................            5.75               (7.09)            4.35
                                              -------             -------          -------

Less dividends and distributions
 from:
 Net investment income...............           (0.32)              (0.68)           (0.75)
 Net realized gain...................           (2.46)              (2.31)           (1.78)
                                              -------             -------          -------

Total dividends and distributions....           (2.78)              (2.99)           (2.53)
                                              -------             -------          -------

Net asset value, end of period.......          $53.07              $50.10           $60.18
                                              =======             =======          =======

TOTAL RETURN+........................           11.71%(1)          (12.49)%           7.59%

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................            1.39%(2)(3)         1.15%(3)         1.11%(3)

Net investment income................            1.07%(2)(3)         1.04%(3)         1.29%(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...........................     $12,187,477         $12,869,283      $18,060,848

Portfolio turnover rate..............               1%(1)               4%              13%

                                           FOR THE YEAR ENDED FEBRUARY 28,
                                       --------------------------------------------
                                         1998*++           1997            1996**
-------------------------------------  --------------------------------------------

CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period..............................       $46.60           $39.65          $31.16
                                           -------          -------         -------
Income (loss) from investment
 operations:
 Net investment income...............         0.84             0.81            0.75
 Net realized and unrealized gain
   (loss)............................        12.50             7.55            8.50
                                           -------          -------         -------
Total income (loss) from investment
 operations..........................        13.34             8.36            9.25
                                           -------          -------         -------
Less dividends and distributions
 from:
 Net investment income...............        (0.83)           (0.88)          (0.67)
 Net realized gain...................        (0.75)           (0.53)          (0.09)
                                           -------          -------         -------
Total dividends and distributions....        (1.58)           (1.41)          (0.76)
                                           -------          -------         -------
Net asset value, end of period.......       $58.36           $46.60          $39.65
                                           =======          =======         =======
TOTAL RETURN+........................        29.10%           21.37%          30.01%
RATIOS TO AVERAGE NET ASSETS:
Expenses.............................         1.14%            1.22%           1.31%
Net investment income................         1.61%            1.95%           2.14%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...........................  $16,989,453      $12,906,779      $9,782,106
Portfolio turnover rate..............            4%               4%             10%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. have been designated Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
 ** Year ended February 29.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

                                                                                                               FOR THE PERIOD
                                                      FOR THE SIX       FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                     MONTHS ENDED           ENDED               ENDED              THROUGH
                                                    AUGUST 31, 2000   FEBRUARY 29, 2000   FEBRUARY 28, 1999   FEBRUARY 28, 1998
-------------------------------------------------------------------------------------------------------------------------------
                                                      (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period..............       $49.96             $60.02              $58.28              $53.43
                                                         ------             ------              ------              ------

Income (loss) from investment operations:
 Net investment income............................         0.27               0.47                0.59                0.43
 Net realized and unrealized gain (loss)..........         5.44              (7.70)               3.56                5.21
                                                         ------             ------              ------              ------

Total income (loss) from investment operations....         5.71              (7.23)               4.15                5.64
                                                         ------             ------              ------              ------

Less dividends and distributions from:
 Net investment income............................        (0.29)             (0.52)              (0.63)              (0.54)
 Net realized gain................................        (2.46)             (2.31)              (1.78)              (0.25)
                                                         ------             ------              ------              ------

Total dividends and distributions.................        (2.75)             (2.83)              (2.41)              (0.79)
                                                         ------             ------              ------              ------

Net asset value, end of period....................       $52.92             $49.96              $60.02              $58.28
                                                         ======             ======              ======              ======

TOTAL RETURN+.....................................        11.66%(1)         (12.73)%              7.26%              10.68%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................         1.47%(2)(3)        1.43 %(3)           1.43%(3)            1.45%(2)

Net investment income.............................         0.99%(2)(3)        0.76 %(3)           0.97%(3)            1.37%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........     $136,805           $135,496            $144,425             $50,773
Portfolio turnover rate...........................            1%(1)              4 %                13%                  4%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

                                                                                                               FOR THE PERIOD
                                                      FOR THE SIX       FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                     MONTHS ENDED           ENDED               ENDED              THROUGH
                                                    AUGUST 31, 2000   FEBRUARY 29, 2000   FEBRUARY 28, 1999   FEBRUARY 28, 1998
-------------------------------------------------------------------------------------------------------------------------------
                                                      (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period..............       $50.16             $60.26              $58.43              $53.43
                                                         ------             ------              ------              ------

Income (loss) from investment operations:
 Net investment income............................         0.55               1.09                1.17                0.76
 Net realized and unrealized gain (loss)..........         5.45              (7.76)               3.59                5.20
                                                         ------             ------              ------              ------

Total income (loss) from investment operations....         6.00              (6.67)               4.76                5.96
                                                         ------             ------              ------              ------

Less dividends and distributions from:
 Net investment income............................        (0.57)             (1.12)              (1.15)              (0.71)
 Net realized gain................................        (2.46)             (2.31)              (1.78)              (0.25)
                                                         ------             ------              ------              ------

Total dividends and distributions.................        (3.03)             (3.43)              (2.93)              (0.96)
                                                         ------             ------              ------              ------

Net asset value, end of period....................       $53.13             $50.16              $60.26              $58.43
                                                         ======             ======              ======              ======

TOTAL RETURN++....................................        12.23%(1)         (11.85)%              8.33%              11.31%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................         0.47%(2)(3)        0.43 %(3)           0.43%(3)            0.45%(2)

Net investment income.............................         1.99%(2)(3)        1.76 %(3)           1.97%(3)            2.39%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........     $447,740           $405,246            $488,987            $365,068

Portfolio turnover rate...........................            1%(1)              4 %                13%                  4%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Directors and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

DIRECTORS
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
DIVIDEND GROWTH
SECURITIES

[PHOTO]

SEMIANNUAL REPORT
AUGUST 31, 2000